JPMorgan BetaBuilders Japan ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Air Freight & Logistics — 0.5%
NIPPON EXPRESS HOLDINGS, Inc.	165,100	9,581,206
SG Holdings Co. Ltd.	943,700	14,562,538
Yamato Holdings Co. Ltd.	648,400	11,345,023
		35,488,767
Airlines — 0.2%
ANA Holdings, Inc. *	309,900	6,858,941
Japan Airlines Co. Ltd. *	279,900	5,936,003
		12,794,944
Auto Components — 2.0%
Aisin Corp.	354,400	10,339,803
Bridgestone Corp.	1,190,400	44,441,430
Denso Corp.	978,000	52,817,571
Koito Manufacturing Co. Ltd.	499,100	8,418,911
NGK Spark Plug Co. Ltd.	332,500	6,497,426
Stanley Electric Co. Ltd.	292,000	6,284,208
Sumitomo Electric Industries Ltd.	1,539,600	18,500,093
		147,299,442
Automobiles — 7.7%
Honda Motor Co. Ltd.	3,302,400	81,689,855
Isuzu Motors Ltd.	1,206,200	15,252,820
Mazda Motor Corp.	1,163,900	9,264,628
Mitsubishi Motors Corp. *	1,329,700	5,123,208
Nissan Motor Co. Ltd.	4,584,000	16,470,044
Subaru Corp.	1,193,500	19,611,167
Suzuki Motor Corp.	952,700	35,718,818
Toyota Motor Corp.	24,363,700	357,798,512
Yamaha Motor Co. Ltd.	679,200	16,729,163
		557,658,215
Banks — 6.5%
Bank of Kyoto Ltd. (The)	147,100	6,844,296
Chiba Bank Ltd. (The)	1,423,500	10,770,781
Concordia Financial Group Ltd.	2,345,900	10,308,741
Fukuoka Financial Group, Inc.	370,700	8,552,646
Japan Post Bank Co. Ltd. (a)	800,100	7,108,794
Mitsubishi UFJ Financial Group, Inc.	24,470,900	179,246,443
Mizuho Financial Group, Inc.	4,924,500	76,922,972
Resona Holdings, Inc.	4,656,600	25,768,345
SBI Shinsei Bank Ltd.	115,300	2,126,629
Sumitomo Mitsui Financial Group, Inc.	2,665,900	115,862,932
Sumitomo Mitsui Trust Holdings, Inc.	728,000	26,520,048
		470,032,627
Beverages — 0.9%
Asahi Group Holdings Ltd.	983,300	32,470,793

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — continued
Kirin Holdings Co. Ltd.	1,612,900	24,854,350
Suntory Beverage & Food Ltd.	245,600	8,293,364
		65,618,507
Building Products — 1.9%
AGC, Inc.	441,200	16,256,373
Daikin Industries Ltd.	568,200	98,693,336
Lixil Corp.	556,700	9,610,750
TOTO Ltd.	308,900	12,004,759
		136,565,218
Capital Markets — 0.9%
Daiwa Securities Group, Inc.	2,891,300	13,644,330
Japan Exchange Group, Inc.	1,025,300	15,691,781
Nomura Holdings, Inc.	5,832,000	23,274,532
SBI Holdings, Inc.	528,000	11,193,235
		63,803,878
Chemicals — 4.0%
Asahi Kasei Corp.	2,703,400	20,485,377
JSR Corp.	404,000	9,090,064
Kansai Paint Co. Ltd.	502,400	7,075,361
Mitsubishi Chemical Group Corp.	2,775,300	15,573,456
Mitsubishi Gas Chemical Co., Inc.	396,400	5,792,403
Mitsui Chemicals, Inc.	373,300	8,786,931
Nippon Paint Holdings Co. Ltd.	2,068,600	18,885,246
Nippon Sanso Holdings Corp.	411,400	6,710,295
Nissan Chemical Corp.	274,200	12,944,888
Nitto Denko Corp.	290,500	18,777,182
Resonac Holdings Corp.	358,700	6,130,395
Shin-Etsu Chemical Co. Ltd.	808,200	119,147,386
Sumitomo Chemical Co. Ltd.	3,211,100	12,326,231
Toray Industries, Inc.	3,164,100	19,440,394
Tosoh Corp.	630,300	8,246,481
		289,412,090
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	523,000	12,347,844
Secom Co. Ltd.	416,100	24,789,497
TOPPAN, Inc.	678,200	10,927,277
		48,064,618
Construction & Engineering — 0.6%
Kajima Corp.	922,700	11,331,944
Obayashi Corp.	1,399,100	10,852,435
Shimizu Corp.	1,315,000	7,371,491
Taisei Corp.	389,400	13,442,861
		42,998,731

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 0.1%
Acom Co. Ltd.	911,500	2,272,222
Marui Group Co. Ltd.	404,500	6,892,894
		9,165,116
Diversified Financial Services — 0.7%
Mitsubishi HC Capital, Inc.	1,536,100	7,840,484
ORIX Corp.	2,318,400	40,764,402
Tokyo Century Corp.	90,600	3,185,601
		51,790,487
Diversified Telecommunication Services — 1.0%
Nippon Telegraph & Telephone Corp.	2,318,200	69,512,442
Electric Utilities — 0.5%
Chubu Electric Power Co., Inc.	1,469,900	15,832,402
Kansai Electric Power Co., Inc. (The)	1,602,000	15,406,586
Tokyo Electric Power Co. Holdings, Inc. *	1,558,500	5,836,254
		37,075,242
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	289,600	11,722,426
Mitsubishi Electric Corp.	4,164,200	45,892,625
Nidec Corp.	1,029,400	57,048,162
		114,663,213
Electronic Equipment, Instruments & Components — 5.4%
Hamamatsu Photonics KK	285,000	15,227,635
Hirose Electric Co. Ltd.	60,700	7,902,187
Ibiden Co. Ltd.	273,300	10,666,600
Keyence Corp.	386,700	178,024,669
Kyocera Corp.	673,800	34,964,429
Murata Manufacturing Co. Ltd.	1,244,900	71,134,210
Omron Corp.	399,900	23,138,449
Shimadzu Corp.	534,000	16,410,393
TDK Corp.	754,000	26,937,616
Yokogawa Electric Corp.	463,600	8,140,626
		392,546,814
Entertainment — 2.2%
Capcom Co. Ltd.	310,100	10,048,425
Koei Tecmo Holdings Co. Ltd.	234,600	4,266,473
Konami Group Corp.	195,000	9,588,828
Nexon Co. Ltd.	873,700	21,067,143
Nintendo Co. Ltd.	2,266,800	98,283,474
Square Enix Holdings Co. Ltd.	173,400	8,200,304
Toho Co. Ltd.	245,800	9,078,247
		160,532,894
Equity Real Estate Investment Trusts (REITs) — 1.4%
Advance Residence Investment Corp. (a)	2,688	6,566,141
Daiwa House REIT Investment Corp.	4,137	9,001,012
GLP J-REIT	9,126	10,326,627

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Japan Metropolitan Fund Invest	13,555	10,479,160
Japan Prime Realty Investment Corp.	1,935	5,249,324
Japan Real Estate Investment Corp.	2,688	11,524,774
Nippon Building Fund, Inc.	3,297	14,409,090
Nippon Prologis REIT, Inc.	5,179	11,751,885
Nomura Real Estate Master Fund, Inc.	9,144	10,693,588
Orix JREIT, Inc.	5,352	7,363,620
United Urban Investment Corp.	6,010	6,838,794
		104,204,015
Food & Staples Retailing — 2.0%
Aeon Co. Ltd.	1,690,800	34,664,248
Cosmos Pharmaceutical Corp.	42,100	4,113,478
Kobe Bussan Co. Ltd.	276,100	7,971,493
Lawson, Inc.	97,100	3,882,667
MatsukiyoCocokara & Co.	277,400	13,837,924
Seven & i Holdings Co. Ltd.	1,547,000	73,038,381
Welcia Holdings Co. Ltd.	199,400	4,456,725
		141,964,916
Food Products — 1.6%
Ajinomoto Co., Inc.	1,041,500	34,336,792
Kikkoman Corp.	376,000	19,887,439
MEIJI Holdings Co. Ltd.	273,500	14,105,132
Nisshin Seifun Group, Inc.	507,700	6,359,193
Nissin Foods Holdings Co. Ltd.	159,600	12,477,158
Toyo Suisan Kaisha Ltd.	198,000	8,181,521
Yakult Honsha Co. Ltd.	308,500	22,023,175
		117,370,410
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	808,200	13,041,831
Tokyo Gas Co. Ltd.	784,200	16,420,916
		29,462,747
Health Care Equipment & Supplies — 2.7%
Asahi Intecc Co. Ltd. (a)	458,300	8,040,499
Hoya Corp.	692,200	76,122,576
Olympus Corp.	2,493,800	46,882,511
Sysmex Corp.	329,200	21,853,972
Terumo Corp.	1,472,800	42,873,749
		195,773,307
Health Care Providers & Services — 0.1%
Medipal Holdings Corp.	407,700	5,443,196
Health Care Technology — 0.3%
M3, Inc.	829,500	22,680,957

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 1.1%
McDonald's Holdings Co. Japan Ltd. (a)	167,500	6,617,486
Oriental Land Co. Ltd.	451,400	75,212,260
		81,829,746
Household Durables — 4.5%
Haseko Corp.	437,600	5,062,669
Iida Group Holdings Co. Ltd.	341,000	5,684,627
Nikon Corp.	674,300	6,657,640
Open House Group Co. Ltd.	137,900	5,216,797
Panasonic Holdings Corp.	4,521,400	41,928,620
Rinnai Corp.	77,600	6,124,969
Sekisui Chemical Co. Ltd.	844,900	11,835,602
Sekisui House Ltd. (a)	1,328,000	25,098,217
Sharp Corp. (a)	441,500	3,669,780
Sony Group Corp.	2,445,600	218,518,243
		329,797,164
Household Products — 0.5%
Lion Corp.	567,100	6,277,642
Unicharm Corp.	854,700	32,603,095
		38,880,737
Industrial Conglomerates — 1.8%
Hitachi Ltd.	1,878,500	98,513,186
Toshiba Corp.	840,000	28,851,186
		127,364,372
Insurance — 3.5%
Dai-ichi Life Holdings, Inc.	2,000,000	46,925,565
Japan Post Holdings Co. Ltd.	4,682,000	41,105,444
Japan Post Insurance Co. Ltd.	387,500	6,912,987
MS&AD Insurance Group Holdings, Inc.	886,800	28,442,972
Sompo Holdings, Inc.	674,300	29,027,865
T&D Holdings, Inc.	1,142,200	18,282,349
Tokio Marine Holdings, Inc.	3,956,200	82,861,476
		253,558,658
Interactive Media & Services — 0.3%
Kakaku.com, Inc.	246,700	4,113,007
Z Holdings Corp.	5,181,500	15,076,712
		19,189,719
Internet & Direct Marketing Retail — 0.2%
Rakuten Group, Inc. *	1,787,600	9,113,987
ZOZO, Inc.	217,600	5,640,890
		14,754,877
IT Services — 2.3%
Fujitsu Ltd.	353,400	50,316,892
GMO Payment Gateway, Inc.	86,100	7,967,005
Itochu Techno-Solutions Corp.	181,400	4,491,013

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
NEC Corp.	529,200	19,118,746
Nomura Research Institute Ltd.	865,300	20,773,771
NTT Data Corp.	1,251,400	19,410,945
Obic Co. Ltd.	127,600	20,457,682
Otsuka Corp.	228,500	7,517,550
SCSK Corp.	297,200	4,840,624
TIS, Inc.	443,300	12,782,711
		167,676,939
Leisure Products — 1.0%
Bandai Namco Holdings, Inc.	430,700	28,802,538
Sega Sammy Holdings, Inc.	313,400	4,962,536
Shimano, Inc.	162,600	28,997,349
Yamaha Corp.	334,000	12,987,290
		75,749,713
Machinery — 5.1%
Daifuku Co. Ltd.	245,400	13,512,642
FANUC Corp.	372,000	65,728,567
Hitachi Construction Machinery Co. Ltd.	200,400	4,726,100
Hoshizaki Corp.	230,400	8,282,021
Kawasaki Heavy Industries Ltd.	325,500	7,448,290
Komatsu Ltd.	1,887,900	46,394,123
Kubota Corp.	2,194,300	32,976,602
Kurita Water Industries Ltd.	207,400	9,378,272
Makita Corp.	543,000	14,463,810
MINEBEA MITSUMI, Inc.	786,700	13,714,308
MISUMI Group, Inc.	551,700	13,884,897
Mitsubishi Heavy Industries Ltd.	654,400	25,659,012
NGK Insulators Ltd.	523,100	7,240,378
NSK Ltd.	951,700	5,352,710
SMC Corp.	119,100	60,492,201
Toyota Industries Corp.	398,000	24,227,315
Yaskawa Electric Corp.	517,300	20,220,803
		373,702,051
Marine — 0.6%
Mitsui OSK Lines Ltd. (a)	702,000	17,422,749
Nippon Yusen KK (a)	989,400	23,536,703
		40,959,452
Media — 0.4%
CyberAgent, Inc.	804,700	7,525,520
Dentsu Group, Inc.	464,200	14,951,363
Hakuhodo DY Holdings, Inc.	589,400	6,369,851
		28,846,734
Metals & Mining — 1.0%
JFE Holdings, Inc.	1,120,200	14,770,564

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Nippon Steel Corp.	1,842,900	38,359,484
Sumitomo Metal Mining Co. Ltd.	530,200	21,527,842
		74,657,890
Multiline Retail — 0.3%
Pan Pacific International Holdings Corp.	1,033,700	19,116,357
Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings, Inc.	6,264,800	22,429,216
Idemitsu Kosan Co. Ltd.	439,152	10,979,137
Inpex Corp.	2,043,800	22,458,598
		55,866,951
Paper & Forest Products — 0.1%
Oji Holdings Corp.	1,967,300	8,130,362
Personal Products — 1.3%
Kao Corp.	903,600	36,525,175
Kobayashi Pharmaceutical Co. Ltd.	112,800	8,098,150
Kose Corp.	69,400	7,657,108
Shiseido Co. Ltd. (a)	775,600	40,312,606
		92,593,039
Pharmaceuticals — 6.1%
Astellas Pharma, Inc.	3,560,400	52,409,563
Chugai Pharmaceutical Co. Ltd.	1,237,300	32,077,112
Daiichi Sankyo Co. Ltd.	3,776,000	118,592,586
Eisai Co. Ltd.	575,300	35,593,803
Kyowa Kirin Co. Ltd.	492,000	10,972,075
Nippon Shinyaku Co. Ltd.	118,700	6,109,034
Ono Pharmaceutical Co. Ltd.	923,100	20,030,069
Otsuka Holdings Co. Ltd.	1,081,700	34,701,402
Santen Pharmaceutical Co. Ltd.	752,900	5,869,425
Shionogi & Co. Ltd.	549,800	26,200,458
Sumitomo Pharma Co. Ltd.	370,400	2,604,233
Taisho Pharmaceutical Holdings Co. Ltd.	110,400	4,644,054
Takeda Pharmaceutical Co. Ltd.	3,068,800	96,475,081
		446,278,895
Professional Services — 1.6%
Nihon M&A Center Holdings, Inc.	581,400	5,943,888
Persol Holdings Co. Ltd.	367,300	8,053,244
Recruit Holdings Co. Ltd.	3,289,300	105,784,756
		119,781,888
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	133,800	13,221,931
Daiwa House Industry Co. Ltd.	1,292,100	31,029,816
Hulic Co. Ltd.	1,161,500	9,547,289
Mitsubishi Estate Co. Ltd.	2,563,700	32,951,548
Mitsui Fudosan Co. Ltd.	1,849,700	34,670,146
Nomura Real Estate Holdings, Inc.	223,400	4,923,836

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
Sumitomo Realty & Development Co. Ltd.	923,200	22,504,968
Tokyu Fudosan Holdings Corp.	1,172,500	5,949,540
		154,799,074
Road & Rail — 2.8%
Central Japan Railway Co.	399,400	48,716,717
East Japan Railway Co.	733,100	40,876,370
Hankyu Hanshin Holdings, Inc.	468,400	13,921,992
Keio Corp.	236,800	8,691,626
Keisei Electric Railway Co. Ltd.	334,200	9,748,271
Kintetsu Group Holdings Co. Ltd.	369,800	12,042,532
Kyushu Railway Co.	305,100	6,839,324
Nagoya Railroad Co. Ltd.	381,500	6,308,049
Odakyu Electric Railway Co. Ltd. (a)	678,900	8,925,751
Seibu Holdings, Inc.	527,000	5,911,683
Tobu Railway Co. Ltd.	406,800	9,544,797
Tokyu Corp.	1,211,800	15,583,012
West Japan Railway Co.	473,100	19,812,722
		206,922,846
Semiconductors & Semiconductor Equipment — 3.2%
Advantest Corp.	353,000	25,303,386
Disco Corp.	57,500	17,274,877
Lasertec Corp.	149,900	28,379,503
Renesas Electronics Corp. *	2,733,500	28,117,058
Rohm Co. Ltd.	169,700	13,598,324
SUMCO Corp.	679,100	10,062,069
Tokyo Electron Ltd.	304,900	106,569,967
		229,305,184
Software — 0.2%
Oracle Corp.	64,700	4,432,392
Trend Micro, Inc. *	273,200	13,527,233
		17,959,625
Specialty Retail — 1.5%
ABC-Mart, Inc.	60,900	3,282,151
Fast Retailing Co. Ltd.	121,500	73,794,173
Hikari Tsushin, Inc.	39,300	5,609,616
Nitori Holdings Co. Ltd.	168,600	22,315,186
USS Co. Ltd.	419,300	6,896,719
		111,897,845
Technology Hardware, Storage & Peripherals — 1.5%
Brother Industries Ltd.	500,000	7,766,139
Canon, Inc.	2,017,700	44,777,508
FUJIFILM Holdings Corp.	778,400	41,193,851
Ricoh Co. Ltd.	1,182,200	9,176,966
Seiko Epson Corp.	620,000	9,614,961
		112,529,425

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	368,300	8,765,736
Tobacco — 0.6%
Japan Tobacco, Inc.	2,133,200	43,500,047
Trading Companies & Distributors — 5.5%
ITOCHU Corp.	2,858,600	92,395,202
Marubeni Corp.	3,332,200	40,881,381
Mitsubishi Corp.	2,859,000	95,736,347
Mitsui & Co. Ltd.	3,088,400	91,116,273
MonotaRO Co. Ltd. (a)	476,300	7,215,167
Sojitz Corp.	402,800	7,986,044
Sumitomo Corp.	2,427,200	43,568,067
Toyota Tsusho Corp.	460,000	19,477,395
		398,375,876
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd. *	180,500	9,408,462
Wireless Telecommunication Services — 3.7%
KDDI Corp.	3,036,700	94,876,998
SoftBank Corp.	5,384,700	61,612,287
SoftBank Group Corp.	2,305,400	109,142,435
		265,631,720
Total Common Stocks (Cost $7,827,405,745)		7,249,754,177
Short-Term Investments — 0.9%
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (b) (c)	43,115,033	43,132,279
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)	24,297,969	24,297,969
Total Investment of Cash Collateral from Securities Loaned (Cost $67,425,124)		67,430,248
Total Investments — 100.6% (Cost $7,894,830,869)		7,317,184,425
Liabilities in Excess of Other Assets — (0.6)%		(45,364,349)
NET ASSETS — 100.0%		7,271,820,076

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $64,657,976.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	142	03/09/2023	JPY	21,693,005	801,923

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$7,249,754,177	$—	$7,249,754,177
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	67,430,248	—	—	67,430,248
Total Investments in Securities	$67,430,248	$7,249,754,177	$—	$7,317,184,425

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$801,923	$—	$—	$801,923
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$10,118,832	$67,000,001	$34,000,000	$8,322	$5,124	$43,132,279	43,115,033	$381,087	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	9,777,050	114,491,989	99,971,070	—	—	24,297,969	24,297,969	148,684	—
Total	$19,895,882	$181,491,990	$133,971,070	$8,322	$5,124	$67,430,248		$529,771	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.